Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Other Intangible Assets [Abstract]
Goodwill
The following table summarizes goodwill by segment:

(In thousands)	Smokeless	Smoking	New Gen	Total
Balance as of December 31, 2017	$32,590	$96,107	$5,923	$134,620
Adjustments	-	-	11,319	11,319
Balance as of December 31, 2018	32,590	96,107	17,242	145,939
Adjustments	-	-	1,907	1,907
Acquisitions	-	-	6,436	6,436
Balance as of December 31, 2019	$32,590	$96,107	$25,585	$154,282

Other Intangible Assets
The following tables summarize information about the Company’s allocation of other intangible assets. Gross carrying amounts of unamortized, indefinite life intangible assets are shown below as of:

	December 31,
	2019			2018
(In thousands)	Smokeless	NewGen	Total	Smokeless	NewGen	Total
Unamortized indefinite life intangible assets:
Trade names	$10,871	$10,786	$21,657	$10,871	$10,786	$21,657
Formulas	53	-	53	53	-	53
Total	$10,924	$10,786	$21,710	$10,924	$10,786	$21,710

Amortized intangible assets included within the NewGen segment, as well as customer contracts for Standard Outdoor consist of as of:

	December 31,
	2019		2018
(In thousands)	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized intangible assets:
Customer relationships (useful life of 8-10 years)	$8,106	$2,834	$8,107	$1,713
Trade names (useful life 15 years)	7,158	714	7,578	208
Franchise agreements (useful life of 8 years)	780	130	780	44
Non-compete agreements (useful life of 3.5 years)	100	88	100	60
Total	$16,144	$3,766	$16,565	$2,025